Associated companies (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
Net income statement effect	$ 1,108	$ 703	$ 266
Roche Holding AG, Switzerland
Disclosure of associates [line items]
Novartis share of current year consolidated net income	669	678	650
Prior year adjustment	(67)	(68)	(157)
Amortization of fair value adjustments relating to intangible assets	(146)	(146)	(150)
Net income statement effect	456	464	343
Amortization of fair value adjustments relating to intangible assets tax	42	42	41
GlaxoSmithKline Consumer Healthcare Holdings Ltd., UK
Disclosure of associates [line items]
Novartis share of current year consolidated net income	589	268	(17)
Prior year adjustment	47	(22)
Amortization of fair value adjustments relating to intangible assets	(7)	(12)	(62)
Net income statement effect	629	234	(79)
Amortization of fair value adjustments relating to intangible assets tax	$ 1	$ 2	$ 18